OTHER COMMITMENTS AND CONTINGENCIES - Legal Proceedings and Claims (Details) (USD $)	20 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Jan. 31, 2011	Jan. 31, 2015	Dec. 31, 2013	May 01, 2013	Feb. 15, 2013
DCLAP claim [Member]
Legal proceedings and claims:
Loans Receivable, Net	$ 8,100,000	$ 8,100,000			$ 9,100,000	$ 12,000,000
Proceeds from Collection of Loans Receivable	3,900,000
Settled Litigation | NR Satu Related Claim
Legal proceedings and claims:
Settlement amount		3,000,000
Golar LNG Partners | Settled Litigation | NR Satu Related Claim
Legal proceedings and claims:
Loss to indemnify non-recoverable loss		500,000
Golar Partner's Subcontractor | Settled Litigation | NR Satu Related Claim
Legal proceedings and claims:
Settlement amount		2,500,000
Damages from Early Charter Termination [Member] | Golar Viking Related Claim
Legal proceedings and claims:
Duration of charter			15 months
Damages from Early Charter Termination [Member] | Settled Litigation | Golar Viking Related Claim
Legal proceedings and claims:
Provision recorded	13,900,000	13,900,000			3,500,000
Damages from Early Charter Termination [Member] | Pending litigation | Golar Viking Related Claim
Legal proceedings and claims:
Estimate of possible loss							20,900,000
Provision recorded					0
Subsequent event | Damages from Early Charter Termination [Member] | Settled Litigation | Golar Viking Related Claim
Legal proceedings and claims:
Settlement amount				14,500,000
Settlement payments made by insurers				$ 600,000